OTHER LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2026
Platform Operator, Crypto Asset [Abstract]
Schedule of Other Liabilities

Description	June 30, 2026 (Unaudited)	December 31, 2025

Lease liabilities	824,684	802,882
Accounts payable	227,672	252,534
Others	75,857	75,481

Total	1,128,213	1,130,897

Current	111,061	124,039
Non-current	1,017,152	1,006,858